Summary of Significant Accounting Policies - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2018 GBP (£) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Tranche
Summary Of Significant Accounting Policies [Line Items]
Description of significant off-balance sheet risk	The Company has no significant off-balance sheet risk, such as foreign currency contracts, options contracts, or other foreign hedging arrangements.	The Company has no significant off-balance sheet risk, such as foreign currency contracts, options contracts, or other foreign hedging arrangements.
Foreign currency transaction gain (loss)	$ 4,400,000		$ (1,200,000)	$ (200,000)
Proceeds from lines of credit	3,000,000
Restricted cash, related to lease transaction's letter of credit	3,837,000		0
Cash collateral associated with corporate credit card accounts	$ 900,000		0
Expected dividend yield	0.00%	0.00%
Fixed assets	$ 5,476,000		2,713,000
Other comprehensive income (loss) related to foreign currency translation adjustments	(964,000)		4,398,000	(271,000)
Tax credit			286,000	99,000
Tax incentive receivable	10,585,000		871,000
Increase (decrease) in tax receivable	$ (500,000)
Value added tax percentage	20.00%	20.00%
GSK Asset Purchase and License Agreement
Summary Of Significant Accounting Policies [Line Items]
Liability associated with the loss contract	$ 18,400,000
Remaining liability	10,300,000
Amortization as credit to research and development expense	6,300,000
Decrease in liability in effect of foreign exchange translation	$ 1,700,000
United Kingdom
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	3	3
Fixed assets	$ 1,700,000		500,000
Tax incentive receivable	$ 10,600,000		900,000
Amount that will be offset against future taxable profits | £		£ 5.0
Incremental percentage of taxable profits	50.00%	50.00%
United Kingdom | Research and Development Expense
Summary Of Significant Accounting Policies [Line Items]
Tax credit	$ 10,200,000		700,000	$ 200,000
European Union
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	3	3
United States
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	3	3
Fixed assets	$ 3,800,000		$ 2,200,000
Series A Convertible Preferred Shares
Summary Of Significant Accounting Policies [Line Items]
Number of Tranches | Tranche				3